Leases (Tables)	6 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Unaudited Condensed Consolidated Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.
March 31, 2023

Operating lease right-of-use assets, net	$1,549,527

Operating lease liabilities - current	443,301
Operating lease liabilities - non-current	1,143,579
Total operating lease liabilities	$1,586,880

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.17 years
Weighted average discount rate	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of March 31, 2023:
Twelve months ending March 31,
2024	$548,443
2025	466,791
2026	250,451
2027	250,451
2028	231,522
Thereafter	141,001
Total future minimum lease payments	1,888,659
Less: imputed interest	301,779
Present value of lease liabilities	$1,586,880